CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 107,496,188	¥ 696,338,805	¥ (93,145,437)	¥ (152,214,030)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for doubtful accounts	253,419	1,641,596	927,921	1,528,374
Depreciation and amortization	73,284,369	474,721,487	287,443,066	196,321,328
Amortization of convertible bonds issuance costs				486,398
Accretion of convertible bonds				10,716,803
Amortization of 2018 Senior Notes issuance costs and discounts	125,981	816,082
Share-based compensation	2,158,641	13,983,246	12,681,141	6,206,213
Gain from waiver of warrants	(2,604,269)	(16,869,935)
Gain from sale of cost method investment	(123,971,059)	(803,059,728)
Changes in operating assets and liabilities:
Accounts receivable	(10,702,378)	(69,327,865)	(48,885,379)	(13,702,004)
Receivables due from a related party	(1,134,118)	(7,346,590)	(20,665)
Prepaid expenses and other assets	(25,701,672)	(166,490,292)	(116,446,846)	(25,459,370)
Income taxes payable	12,658,118	81,996,755	(42,601)	(2,553,750)
Accounts payable	378,160	2,449,643	(1,066,923)	1,038,035
Payables due to a related party	1,556,527	10,082,871	671,043
Accrued expenses and other current liabilities	12,003,275	77,754,819	784,966	(10,304,516)
Net cash provided by operating activities	45,801,182	296,690,894	42,900,286	12,063,481
Cash flows from investing activities:
Purchase of property and equipment	(337,056,132)	(2,183,382,209)	(1,327,734,145)	(601,126,867)
Purchase of intangible assets	(1,057,589)	(6,850,853)	(8,269,009)	(5,946,900)
Proceeds from disposal of property and equipment	37,320,495	241,754,708	90,345,645	60,767,542
Cash paid for cost method investment			(153,820,000)
Proceeds from waiver of warrants	2,841,891	18,409,199
Proceeds from sale of cost method investment, net of related transaction costs	147,338,303	954,428,056
Cash paid relating to other investing activities	(322,685)	(2,090,288)
Increase in restricted cash	(2,189,930)	(14,185,928)	(162,510,840)	(30,247,232)
Net cash used in investing activities	(153,125,647)	(991,917,315)	(1,561,988,349)	(576,553,457)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares			154,338,750	624,546,000
Payment of convertible redeemable preferred shares issuance costs			(859,771)	(3,921,134)
Proceeds from exercise of warrants			50,705,282
Proceeds from exercise of share options	755,072	4,891,204
Proceeds from issuance of convertible promissory notes				130,387,080
Payment for redemption of convertible bonds				(104,939,300)
Proceeds from borrowings from third parties	108,693,630	704,095,594	945,005,566	820,020,827
Proceeds from borrowings from a related party	46,312,020	300,000,000
Repayment of borrowings	(114,429,814)	(741,253,447)	(286,620,041)	(402,959,916)
Proceeds from issuance of Senior Notes, net of issuance costs	191,622,141	1,241,289,905
Payment for IPO issuance costs	(3,188,829)	(20,656,597)
Net cash provided by financing activities	352,160,765	2,281,227,000	1,813,948,044	1,063,133,557
Effect of exchange rate changes on cash and cash equivalents	15,110,077	97,880,059	614,312	(1,363,614)
Net increase in cash and cash equivalents	259,946,377	1,683,880,638	295,474,293	497,279,967
Cash and cash equivalents-beginning of year	142,981,837	926,207,744	630,733,451	133,453,484
Cash and cash equivalents-end of year	402,928,214	2,610,088,382	926,207,744	630,733,451
Supplemental disclosure for cash flow information:
Cash paid for interest	17,755,849	115,018,836	77,356,571	56,550,056
Cash paid for income taxes	821,479	5,491,235	1,954,258	3,781,895
Supplemental disclosure of non-cash investing and financing activities:
Sales of property and equipment included in receivables	3,144,023	20,366,352	22,715,893	4,095,005
Changes in vehicle purchase deposits	6,567,549	42,543,272	55,011,769	119,172,859
Accrued IPO issuance costs			20,656,597
Accounts payable for purchase of property, plant and equipment	120,096,584	777,961,654
Accrued professional fees for issuance of Senior Notes	423,129	2,740,945
Subscription receivables related to share option exercises	30,538	197,816
Class A Preferred Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible promissory note to convertible redeemable preferred shares				150,824,865
Conversion of convertible bonds to convertible redeemable preferred shares				¥ 138,811,004
Class A Common Shares | Private placements
Cash flows from financing activities:
Proceeds from issuance of shares in private placement, net of issuance costs	$ 122,396,545	¥ 792,860,341
Class A Common Shares | IPO
Cash flows from financing activities:
Proceeds from issuance of shares in private placement, net of issuance costs			306,934,945
Proceeds from issuance of common shares, net of issuance costs			644,443,313
Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares			¥ 2,678,292,288